COMMITMENTS AND CONTINGENCIES (Schedule of Rent Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	$ 12,104	$ 9,485
Purchase Power/FP Mailing [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	375	195
Coffee Perks/A. Antique Coffee Services [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	235	310
New Lane [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	500
Canon [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	$ 10,997	$ 8,980